Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, equipment and leasehold improvement, net
Schedule of property, equipment and leasehold improvement, net

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	65,811	94,336
Machinery and equipment	129,387	121,547
Furniture and office equipment	7,332	7,289
Electronic equipment	2,224	2,149
Transportation equipment	871	871
Total property, equipment and leasehold improvement	205,625	226,192
Less: accumulated depreciation	(62,470)	(122,033)
Less: accumulated impairment	—	(16,288)
Property, equipment and leasehold improvement, net	143,155	87,871